EQUITY INCOME FUND
Equity Income Fund
Investment Objective
The fund seeks current income.
Capital appreciation is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information. The fund's B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Century Capital Portfolios Prospectus EQUITY INCOME FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS		B CLASS	C CLASS	R CLASS	R6 CLASS
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none	none	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	5.00%	1.00%	none	none
Maximum Account Fee	25	none	none		none	none	none	none
[1]	Purchases of $1,000,000 or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Century Capital Portfolios Prospectus EQUITY INCOME FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	B CLASS	C CLASS	R CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	0.93%	0.73%	0.93%	0.93%	0.93%	0.93%	0.58%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):	none	none	none	none	none	none	none
Net Expenses (as a percentage of Assets)	0.93%	0.73%	1.18%	1.93%	1.93%	1.43%	0.58%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Century Capital Portfolios Prospectus EQUITY INCOME FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	95	297	515	1,143
INSTITUTIONAL CLASS	75	234	407	907
A CLASS	689	929	1,187	1,924
B CLASS	596	907	1,143	2,057
C CLASS	196	607	1,043	2,251
R CLASS	146	453	782	1,712
R6 CLASS	59	186	324	726

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
American Century Capital Portfolios Prospectus EQUITY INCOME FUND B CLASS	196	607	1,043	2,057

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies
The portfolio managers look for equity securities of companies with a favorable income-paying history that have prospects for income payments to continue or increase. The portfolio managers also look for equity securities of companies that they believe are undervalued and have the potential for an increase in price. To identify these undervalued companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not be reflected in the companies’ stock prices or may be outside the companies’ historical ranges.
The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
Under normal market conditions, the portfolio managers will invest at least 80% of the fund's net assets in equity securities regardless of the movement of stock prices generally.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

Principal Risks

•	Discontinuance of Dividend Payments – If the stocks purchased by the fund do not continue dividend payments, the value of the fund’s shares may decline, even if stock prices generally are rising.

•	Style Risk – If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•
Convertible Securities Risk – The fund invests in convertible securities, which may be affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. In addition, because these securities are convertible into common stock, they are subject to general stock market risk, though to a lesser degree.

•	Foreign Securities – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Because the R6 Class does not have investment performance for a full calendar year, it is not included. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (4Q 2011): 10.62% Lowest Performance Quarter (4Q 2008): -11.31%
As of June 30, 2014, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 8.22%.

Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns American Century Capital Portfolios Prospectus EQUITY INCOME FUND	Label	1 Year		5 Years		10 Years		Since Inception	Inception Date
INVESTOR CLASS	Investor Class Return Before Taxes	19.46%		11.89%		6.99%			Aug. 01, 1994
INVESTOR CLASS After Taxes on Distributions	Return After Taxes on Distributions	16.89%		10.98%		5.70%			Aug. 01, 1994
INVESTOR CLASS After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.71%		9.52%		5.47%			Aug. 01, 1994
INSTITUTIONAL CLASS	Institutional Class Return Before Taxes	19.83%		12.14%		7.20%			Jul. 08, 1998
A CLASS	A Class1 Return Before Taxes	12.40%	[1]	10.31%	[1]	6.11%	[1]		Mar. 07, 1997	[1]
B CLASS	B Class Return Before Taxes	14.40%		10.69%				3.81%	Sep. 28, 2007
C CLASS	C Class Return Before Taxes	18.43%		10.80%		5.96%			Jul. 13, 2001
R CLASS	R Class Return Before Taxes	19.06%		11.35%		6.46%			Aug. 29, 2003
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%		17.93%		7.40%
Russell 3000 Value Index	Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	32.69%		16.74%		7.65%
[1]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

LARGE COMPANY VALUE FUND
Large Company Value Fund
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information. The fund's B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Century Capital Portfolios Prospectus LARGE COMPANY VALUE FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS		B CLASS	C CLASS	R CLASS	R6 CLASS
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none	none	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	5.00%	1.00%	none	none
Maximum Account Fee	25	none	none		none	none	none	none
[1]	Purchases of $1,000,000 or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Century Capital Portfolios Prospectus LARGE COMPANY VALUE FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	B CLASS	C CLASS	R CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	0.85%	0.65%	0.85%	0.85%	0.85%	0.85%	0.50%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):	none	none	none	none	none	none	none
Net Expenses (as a percentage of Assets)	0.85%	0.65%	1.10%	1.85%	1.85%	1.35%	0.50%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Century Capital Portfolios Prospectus LARGE COMPANY VALUE FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	87	272	472	1,049
INSTITUTIONAL CLASS	67	208	363	811
A CLASS	681	905	1,147	1,838
B CLASS	588	883	1,101	1,971
C CLASS	188	583	1,001	2,167
R CLASS	138	428	740	1,623
R6 CLASS	51	161	280	629

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
American Century Capital Portfolios Prospectus LARGE COMPANY VALUE FUND B CLASS	188	583	1,001	1,971

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies
The fund invests primarily in larger companies. Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in equity securities of companies comprising the Russell 1000® Index.
In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not adequately reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria.

Principal Risks

•	Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Because the R6 Class does not have investment performance for a full calendar year, it is not included. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2009): 16.30% Lowest Performance Quarter (4Q 2008): -21.26%
As of June 30, 2014, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 7.89%.

Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns American Century Capital Portfolios Prospectus LARGE COMPANY VALUE FUND	Label	1 Year		5 Years		10 Years		Inception Date
INVESTOR CLASS	Investor Class Return Before Taxes	31.44%		15.75%		6.28%		Jul. 30, 1999
INVESTOR CLASS After Taxes on Distributions	Return After Taxes on Distributions	30.93%		15.39%		5.82%		Jul. 30, 1999
INVESTOR CLASS After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	18.15%		12.75%		5.10%		Jul. 30, 1999
INSTITUTIONAL CLASS	Institutional Class Return Before Taxes	31.70%		15.98%		6.49%		Aug. 10, 2001
A CLASS	A Class1 Return Before Taxes	23.48%	[1]	14.09%	[1]	5.40%	[1]	Oct. 26, 2000	[1]
B CLASS	B Class Return Before Taxes	26.20%		14.46%		5.26%		Jan. 31, 2003
C CLASS	C Class Return Before Taxes	30.13%		14.60%		5.26%		Nov. 07, 2001
R CLASS	R Class Return Before Taxes	30.78%		15.12%		5.75%		Aug. 29, 2003
Russell 1000 Value Index	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	32.53%		16.66%		7.58%
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%		17.93%		7.40%
[1]	Prior to December 3, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

MARKET NEUTRAL VALUE FUND
Market Neutral Value Fund
Investment Objective
The fund seeks long-term capital growth, independent of equity market conditions.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Century Capital Portfolios Prospectus MARKET NEUTRAL VALUE FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS		C CLASS	R CLASS
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none	none	5.75%		none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none
Maximum Account Fee	25	none	none		none	none
[1]	Purchases of $1,000,000 or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Century Capital Portfolios Prospectus MARKET NEUTRAL VALUE FUND		INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS
Management Fees (as a percentage of Assets)		1.90%	1.70%	1.90%	1.90%	1.90%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%
Component1 Other Expenses		2.15%	2.15%	2.15%	2.15%	2.15%
Component2 Other Expenses		0.34%	0.34%	0.34%	0.34%	0.34%
Component3 Other Expenses		none	none	none	none	none
Other Expenses (as a percentage of Assets):		2.49%	2.49%	2.49%	2.49%	2.49%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%	0.03%	0.03%
Expenses (as a percentage of Assets)		4.42%	4.22%	4.67%	5.42%	4.92%
Fee Waiver or Reimbursement	[1]	(0.30%)	(0.30%)	(0.30%)	(0.30%)	(0.30%)
Net Expenses (as a percentage of Assets)		4.12%	3.92%	4.37%	5.12%	4.62%
[1]	The advisor has agreed to waive 0.30 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2015 and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Century Capital Portfolios Prospectus MARKET NEUTRAL VALUE FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	415	1,313	2,220	4,521
INSTITUTIONAL CLASS	395	1,256	2,128	4,359
A CLASS	990	1,880	2,773	5,023
C CLASS	513	1,593	2,661	5,281
R CLASS	464	1,454	2,443	4,911

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 521% of the average value of its portfolio.

Principal Investment Strategies
The portfolio managers use a value investment strategy to construct the portfolio for the fund. The portfolio managers buy, or take long positions in, equity securities they have identified as undervalued. They take short positions in equity securities that they have identified as overvalued. A short position arises when the fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. To close out the short sale, the fund buys the same stock in the market and returns it to the lender. If the market price in fact declines, the fund can replace the borrowed security at a lower price and capture the value represented by the difference between the higher sale price and the lower replacement price. The fund’s investment process is designed to maintain approximately equal dollar amounts invested in long and short positions at all times. By employing this market neutral strategy, the fund seeks to limit market risk (the effects of general market movements on the fund’s performance). A market neutral strategy seeks to limit the fund’s volatility relative to the market. As a result of this strategy, the portfolio’s price movements are not expected to correlate with the market’s price movements.
In selecting stocks for the fund’s long portfolio, the portfolio managers look for companies of all sizes whose stock prices may not reflect the companies’ values. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers use the same fundamental investment strategy to identify stocks that they believe are overvalued, which will make up the fund’s short positions. In addition, the fund may take long or short positions in exchange traded funds or other securities that provide exposure to market or sector indices, underlying commodities or commodity indices the portfolio managers have identified as undervalued (for the long portfolio) or overvalued (for the short portfolio). The portfolio managers may also engage in capital structure arbitrage investment strategies.
The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
The portfolio managers may sell stocks from the fund’s long portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects. Similarly, the portfolio managers may close out a short sale when they feel that a stock has moved closer to its fair value, and the company is no longer sufficiently overvalued to create an attractive short position.
Under normal market conditions, the fund intends to keep its assets invested primarily in U.S. equity securities. However, the fund may invest a portion of its assets in foreign securities. In addition, there may be times when the fund holds a significant portion of its assets in cash or cash equivalents.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Principal Risks

•
Multi-Cap Investing — The fund is a multi-capitalization fund that invests in companies of all sizes. The small and medium-sized companies in which the fund invests may be more volatile and subject to greater risk than larger companies.

•
Style Risk — If the market does not consider the individual stocks purchased for the fund’s long portfolio to be undervalued and the stocks comprising the fund’s short portfolio to be overvalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•
Failure to Maintain Market Neutrality — Though the fund seeks to limit risks associated with investing in the general equity market, external conditions may impact the fund’s performance. In addition, although the portfolio managers intend to construct a market neutral portfolio, there is a risk that the portfolio managers will not construct a portfolio that limits exposure to general market movements.

•
Short Sales Risk — If the price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to a lender of the security.

•	Foreign Securities — The fund may invest in foreign securities, which may be riskier than investing in U.S. securities.

•
Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns in its long portfolio, or in which the fund has taken a short position as well as other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2012): 2.24% Lowest Performance Quarter (2Q 2012): -0.39%
As of June 30, 2014, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 0.78%.

Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns American Century Capital Portfolios Prospectus MARKET NEUTRAL VALUE FUND	Label	1 Year	Since Inception	Inception Date
INVESTOR CLASS	Investor Class Return Before Taxes	2.99%	3.70%	Oct. 31, 2011
INVESTOR CLASS After Taxes on Distributions	Return After Taxes on Distributions	2.40%	3.07%	Oct. 31, 2011
INVESTOR CLASS After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.97%	2.78%	Oct. 31, 2011
INSTITUTIONAL CLASS	Institutional Class Return Before Taxes	3.28%	3.93%	Oct. 31, 2011
A CLASS	A Class Return Before Taxes	(3.22%)	0.65%	Oct. 31, 2011
C CLASS	C Class Return Before Taxes	1.93%	2.67%	Oct. 31, 2011
R CLASS	R Class Return Before Taxes	2.41%	3.16%	Oct. 31, 2011
Barclays U.S. 1-3 Month Treasury Bill Index	Barclays U.S. 1-3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.05%	0.06%	Oct. 31, 2011

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

MID CAP VALUE FUND
Mid Cap Value Fund
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Century Capital Portfolios Prospectus MID CAP VALUE FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS		C CLASS	R CLASS	R6 CLASS
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none	none	5.75%		none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none	none
Maximum Account Fee	25	none	none		none	none	none
[1]	Purchases of $1,000,000 or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Century Capital Portfolios Prospectus MID CAP VALUE FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	1.00%	0.80%	1.00%	1.00%	1.00%	0.65%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Net Expenses (as a percentage of Assets)	1.01%	0.81%	1.26%	2.01%	1.51%	0.66%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Century Capital Portfolios Prospectus MID CAP VALUE FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	103	322	559	1,236
INSTITUTIONAL CLASS	83	259	450	1,002
A CLASS	696	952	1,228	2,010
C CLASS	204	632	1,084	2,334
R CLASS	154	478	824	1,800
R6 CLASS	68	212	368	823

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in medium size companies. The portfolio managers consider medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.
In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.
The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

Principal Risks

•	Mid Cap Stocks — The mid-sized companies in which the fund invests may present greater opportunities for capital growth than larger companies, but also may be more volatile and present greater risks.

•	Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•	Foreign Securities — The fund may invest in foreign securities, which can be riskier than investing in U.S. securities.

•	IPO Risk — The fund’s performance may be affected by investments in initial public offerings.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Because the R6 Class does not have investment performance for a full calendar year, it is not included. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 17.59% Lowest Performance Quarter (4Q 2008): -18.96%
As of June 30, 2014, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 10.18%.

Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns American Century Capital Portfolios Prospectus MID CAP VALUE FUND	Label	1 Year		5 Years		Since Inception		Inception Date
INVESTOR CLASS	Investor Class Return Before Taxes	29.92%		18.52%		10.62%		Mar. 31, 2004
INVESTOR CLASS After Taxes on Distributions	Return After Taxes on Distributions	27.20%		17.42%		9.16%		Mar. 31, 2004
INVESTOR CLASS After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	18.16%		14.97%		8.28%		Mar. 31, 2004
INSTITUTIONAL CLASS	Institutional Class Return Before Taxes	30.26%		18.77%		11.15%		Aug. 02, 2004
A CLASS	A Class1 Return Before Taxes	22.28%	[1]	16.85%	[1]	9.09%	[1]	Jan. 13, 2005	[1]
C CLASS	C Class Return Before Taxes	28.70%		17.35%	[2]	9.53%	[2]	Mar. 01, 2010
R CLASS	R Class Return Before Taxes	29.34%		17.95%		8.72%		Jul. 29, 2005
Russell Midcap Value Index	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	33.46%		21.15%		9.98%		Mar. 31, 2004
[1]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[2]	Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

NT LARGE COMPANY VALUE FUND
NT Large Company Value Fund
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Century Capital Portfolios Prospectus NT LARGE COMPANY VALUE FUND	INSTITUTIONAL CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	0.65%	0.50%
Distribution and Service (12b-1) Fees	none	none
Other Expenses (as a percentage of Assets):	none	none
Net Expenses (as a percentage of Assets)	0.65%	0.50%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Century Capital Portfolios Prospectus NT LARGE COMPANY VALUE FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INSTITUTIONAL CLASS	67	208	363	811
R6 CLASS	51	161	280	629

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies
The fund invests primarily in larger companies. Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in equity securities of companies comprising the Russell 1000® Index.
In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not adequately reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria.
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry.

Principal Risks

•	Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•	Tobacco Exclusion — The fund’s prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Because the R6 Class does not have investment performance for a full calendar year, it is not included. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2009): 16.37% Lowest Performance Quarter (4Q 2008): -21.23%
As of June 30, 2014, the most recent calendar quarter end, the fund’s Institutional Class year-to-date return was 7.95%.

Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns American Century Capital Portfolios Prospectus NT LARGE COMPANY VALUE FUND	Label	1 Year	5 Years	Since Inception	Inception Date
INSTITUTIONAL CLASS	Institutional Class Return Before Taxes	31.51%	15.79%	5.10%	May 12, 2006
INSTITUTIONAL CLASS After Taxes on Distributions	Return After Taxes on Distributions	30.11%	15.23%	4.62%	May 12, 2006
INSTITUTIONAL CLASS After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	18.83%	12.78%	4.05%	May 12, 2006
Russell 1000 Value Index	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	32.53%	16.66%	5.91%	May 12, 2006
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.93%	7.07%	May 12, 2006

The after-tax returns are shown only for Institutional Class shares. After-tax returns for other share classes will vary. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

NT MID CAP VALUE FUND
NT Mid Cap Value Fund
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Century Capital Portfolios Prospectus NT MID CAP VALUE FUND	INSTITUTIONAL CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	0.80%	0.65%
Distribution and Service (12b-1) Fees	none	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%
Net Expenses (as a percentage of Assets)	0.81%	0.66%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Century Capital Portfolios Prospectus NT MID CAP VALUE FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INSTITUTIONAL CLASS	83	259	450	1,002
R6 CLASS	68	212	368	823

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in medium size companies. The portfolio managers consider medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.
In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.
The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry.

Principal Risks

•	Mid Cap Stocks — The mid-sized companies in which the fund invests may present greater opportunities for capital growth than larger companies, but also may be more volatile and present greater risks.

•	Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•	Tobacco Exclusion — The fund’s prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.

•	Foreign Securities — The fund may invest in foreign securities, which can be riskier than investing in U.S. securities.

•	IPO Risk — The fund’s performance may be affected by investments in initial public offerings.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Because the R6 Class does not have investment performance for a full calendar year, it is not included. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 17.60% Lowest Performance Quarter (4Q 2008): -18.76%
As of June 30, 2014, the most recent calendar quarter end, the fund’s Institutional Class year-to-date return was 10.18%.

Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns American Century Capital Portfolios Prospectus NT MID CAP VALUE FUND	Label	1 Year	5 Years	Since Inception	Inception Date
INSTITUTIONAL CLASS	Institutional Class Return Before Taxes	30.34%	18.96%	9.34%	May 12, 2006
INSTITUTIONAL CLASS After Taxes on Distributions	Return After Taxes on Distributions	26.99%	17.19%	7.71%	May 12, 2006
INSTITUTIONAL CLASS After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	18.74%	15.13%	7.11%	May 12, 2006
Russell Midcap Value Index	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	33.46%	21.15%	7.75%	May 12, 2006

The after-tax returns are shown only for Institutional Class shares. After-tax returns for other share classes will vary. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

SMALL CAP VALUE FUND
Small Cap Value Fund
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Century Capital Portfolios Prospectus SMALL CAP VALUE FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS		C CLASS	R CLASS	R6 CLASS
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none	none	5.75%		none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none	none
Maximum Account Fee	25	none	none		none	none	none
[1]	Purchases of $1,000,000 or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Century Capital Portfolios Prospectus SMALL CAP VALUE FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	1.22%	1.02%	1.22%	1.22%	1.22%	0.87%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):	none	none	none	none	none	none
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Net Expenses (as a percentage of Assets)	1.30%	1.10%	1.55%	2.30%	1.80%	0.95%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Century Capital Portfolios Prospectus SMALL CAP VALUE FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	133	413	714	1,567
INSTITUTIONAL CLASS	112	350	607	1,340
A CLASS	724	1,037	1,372	2,313
C CLASS	234	720	1,231	2,631
R CLASS	183	567	976	2,114
R6 CLASS	97	303	526	1,166

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in small cap companies. The portfolio managers consider small cap companies to include those with a market capitalization no larger than that of the largest company in the S&P Small Cap 600® Index or the Russell 2000® Index.
In selecting stocks for the fund, the portfolio managers look for equity securities of smaller companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Principal Risks

•
Small Cap Stocks — The smaller companies in which the fund invests may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

•	Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•	IPO Risk — The fund’s performance may be affected by investments in initial public offerings.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Because the R6 Class does not have investment performance for a full calendar year, it is not included. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2009): 22.79% Lowest Performance Quarter (4Q 2008): -21.23%
As of June 30, 2014, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 3.70%.

Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns American Century Capital Portfolios Prospectus SMALL CAP VALUE FUND	Label	1 Year		5 Years		10 Years
INVESTOR CLASS	Investor Class Return Before Taxes	34.91%		20.38%		10.50%
INVESTOR CLASS After Taxes on Distributions	Return After Taxes on Distributions	28.50%		18.55%		8.24%
INVESTOR CLASS After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	22.09%		16.35%		8.02%
INSTITUTIONAL CLASS	Institutional Class Return Before Taxes	35.24%		20.66%		10.73%
A CLASS	A Class1 Return Before Taxes	26.72%	[1]	18.64%	[1]	9.57%	[1]
C CLASS	C Class Return Before Taxes	33.58%		19.18%	[2]	9.40%	[2]
R CLASS	R Class Return Before Taxes	34.29%		19.78%	[2]	9.94%	[2]
Russell 2000 Value Index	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	34.52%		17.63%		8.60%
[1]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[2]	Historical performance for C and R Classes prior to their inception is based on the performance of Investor Class shares. C and R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

VALUE FUND
Value Fund
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information. The fund's B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Century Capital Portfolios Prospectus VALUE FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS		B CLASS	C CLASS	R CLASS	R6 CLASS
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none	none	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	5.00%	1.00%	none	none
Maximum Account Fee	25	none	none		none	none	none	none
[1]	Purchases of $1,000,000 or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Century Capital Portfolios Prospectus VALUE FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	B CLASS	C CLASS	R CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	0.97%	0.77%	0.97%	0.97%	0.97%	0.97%	0.62%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Net Expenses (as a percentage of Assets)	0.98%	0.78%	1.23%	1.98%	1.98%	1.48%	0.63%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Century Capital Portfolios Prospectus VALUE FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	100	313	542	1,201
INSTITUTIONAL CLASS	80	250	434	966
A CLASS	693	943	1,212	1,978
B CLASS	601	922	1,168	2,110
C CLASS	201	622	1,068	2,303
R CLASS	151	469	809	1,767
R6 CLASS	65	202	352	787

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
American Century Capital Portfolios Prospectus VALUE FUND B CLASS	201	622	1,068	2,110

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies
In selecting stocks for the fund, the portfolio managers look for companies of all sizes whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.
The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

Principal Risks

•
Multi-Cap Investing — The fund is a multi-capitalization fund that invests in companies of all sizes. The small and medium-sized companies in which the fund invests may be more volatile and subject to greater risk than larger companies.

•	Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•	Foreign Securities — The fund may invest in foreign securities, which can be riskier than investing in U.S. securities.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Because the R6 Class does not have investment performance for a full calendar year, it is not included. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 15.22% Lowest Performance Quarter (4Q 2008): -16.86%
As of June 30, 2014, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 8.58%.

Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns American Century Capital Portfolios Prospectus VALUE FUND	Label	1 Year		5 Years		10 Years		Since Inception	Inception Date
INVESTOR CLASS	Investor Class Return Before Taxes	31.10%		15.38%		7.30%			Sep. 01, 1993
INVESTOR CLASS After Taxes on Distributions	Return After Taxes on Distributions	30.61%		15.02%		5.94%			Sep. 01, 1993
INVESTOR CLASS After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	17.96%		12.44%		5.61%			Sep. 01, 1993
INSTITUTIONAL CLASS	Institutional Class Return Before Taxes	31.31%		15.64%		7.50%			Jul. 31, 1997
A CLASS	A Class1 Return Before Taxes	23.08%	[1]	13.76%	[1]	6.40%	[1]		Oct. 02, 1996	[1]
B CLASS	B Class Return Before Taxes	25.76%		14.11%		6.26%			Jan. 31, 2003
C CLASS	C Class Return Before Taxes	29.84%		14.28%		6.26%			Jun. 04, 2001
R CLASS	R Class Return Before Taxes	30.45%		14.82%				6.06%	Jul. 29, 2005
Russell 1000 Value Index	Russell 1000® Value Index 2 (reflects no deduction for fees, expenses or taxes)	32.53%	[2]	16.66%	[2]	7.58%	[2]
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%		17.93%		7.40%
Russell 3000 Value Index	Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	32.69%		16.74%		7.65%
[1]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.
[2]	Effective May 1, 2014, the fund’s benchmark changed from the Russell 3000® Value Index to the Russell 1000® Value Index. The fund’s investment advisor believes that the Russell 1000® Value Index aligns better with the fund’s strategy.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.